Vessels, Drilling Rigs, Drillships, Machinery and Equipment - Drilling Rigs, Drillships, Machinery and Equipment (Tables) (Details) (USD $) In Thousands, unless otherwise specified			6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2014 Cost Drilling rigs, drillships, machinery and equipment	Jun. 30, 2014 Accumulated Depreciation Drilling rigs, drillships, machinery and equipment	Jun. 30, 2014 Net Book Value Drilling rigs, drillships, machinery and equipment
Balance,at beginning of period	$ 6,419,463	$ 5,828,231	$ 6,637,843	$ (809,612)	$ 5,828,231
Additions			749,025	0	749,025
Depreciation			0	(157,793)	(157,793)
Balance,at end of period	$ 6,419,463	$ 5,828,231	$ 7,386,868	$ (967,405)	$ 6,419,463